Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Details of information relating to lease
Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
ROU assets	1,580,763	1,148,322
Operating lease liabilities—current	299,791	284,659
Operating lease liabilities—non-current	1,360,946	952,813
Weighted-average remaining lease term	7.05	6.94
Weight-average discount rate	4.87%	4.87%

Details of component of lease cost
The components of lease costs of these operating leases for the years ended December 31, 2020 and 2021 are as follow:

	Year Ended December 31,
	2020	2021
	RMB	RMB
Operating lease cost for fixed payments	484,275	379,323
Short-term lease costs	61,289	25,543
Variable lease costs	64,877	106,251
Total Lease costs	610,441	511,117

Summary of supplemental cash flow information
The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	445,614	397,927

Summary of Maturities of lease liabilities
The following table provides the maturities of lease liabilities at December 31, 2021:

Maturities of lease liabilities at December 31, 2021	Operating leases
2022	297,498
2023	331,667
2024	239,508
2025	119,277
2026	63,490
2027 and thereafter	436,663

Total future undiscounted lease payments	1,488,103
Less: imputed interest	250,631

Total present value of lease liabilities	1,237,472